Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - 12 months ended Mar. 31, 2015	Total
Significant Accounting Policies [Line Items]
Pension and other employee benefits, corridor, percentage	10.00%
Minimum
Significant Accounting Policies [Line Items]
Period in which obligors generally determined to be substantially bankrupt, past due (in months)	6 months
Minimum | Impaired loans
Significant Accounting Policies [Line Items]
Number of days past due	90 days
Software and Software Development Costs | Minimum
Significant Accounting Policies [Line Items]
Estimated useful life	5 years
Software and Software Development Costs | Maximum
Significant Accounting Policies [Line Items]
Estimated useful life	10 years
Shinko Securities Company Limited | Customer relationships
Significant Accounting Policies [Line Items]
Weighted-average amortization period	16 years